Common Stock - Summary of Stock Option Outstanding Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted-Avg Remaining Contractual	6 years 9 months 26 days
Stock Options Outstanding, Shares	10,636,193
Stock Options Outstanding, Weighted Price	$ 63.29
Stock Options Exercisable, Shares	5,831,091
Stock Options Exercisable, Weighted Exercise	$ 53.46
Stock option, Minimum Range	$ 9.14
Stock option, Maximum Range	$ 84.58
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted-Avg Remaining Contractual	4 years 4 months 10 days
Stock Options Outstanding, Shares	3,201,686
Stock Options Outstanding, Weighted Price	$ 34.43
Stock Options Exercisable, Shares	3,201,686
Stock Options Exercisable, Weighted Exercise	$ 34.43
Stock option, Minimum Range	$ 9.14
Stock option, Maximum Range	$ 45.00
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted-Avg Remaining Contractual	8 years 2 months 1 day
Stock Options Outstanding, Shares	3,361,420
Stock Options Outstanding, Weighted Price	$ 67.84
Stock Options Exercisable, Shares	622,464
Stock Options Exercisable, Weighted Exercise	$ 61.32
Stock option, Minimum Range	$ 45.01
Stock option, Maximum Range	$ 70.00
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted-Avg Remaining Contractual	7 years 7 months 17 days
Stock Options Outstanding, Shares	4,073,087
Stock Options Outstanding, Weighted Price	$ 82.21
Stock Options Exercisable, Shares	2,006,941
Stock Options Exercisable, Weighted Exercise	$ 81.39
Stock option, Minimum Range	$ 70.01
Stock option, Maximum Range	$ 84.58